Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of long-term debt
Our long-term debt consisted of the following as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Principal Amount	Carrying Amount	Principal Amount	Carrying Amount
	($ in millions)
Revolving credit facility	$1,590	$1,590	$419	$419
Term loan due 2024	1,500	1,470	—	—
11.5% senior secured second lien notes due 2025	2,330	3,248	—	—
Floating rate senior notes due 2019	—	—	380	380
6.625% senior notes due 2020(a)	208	208	437	437
6.875% senior notes due 2020	93	93	227	227
6.125% senior notes due 2021	167	167	548	548
5.375% senior notes due 2021	127	127	267	267
4.875% senior notes due 2022(a)	338	338	451	451
5.75% senior notes due 2023(a)	209	209	338	338
7.00% senior notes due 2024	624	624	850	850
6.875% senior notes due 2025(b)	2	2	—	—
8.00% senior notes due 2025	246	245	1,300	1,291
5.5% convertible senior notes due 2026(c)(d)(e)	1,064	765	1,250	866
7.5% senior notes due 2026	119	119	400	400
8.00% senior notes due 2026	46	44	—	—
8.00% senior notes due 2027	253	253	1,300	1,299
2.25% contingent convertible senior notes due 2038(c)	—	—	1	1
Debt issuance costs	—	(44)	—	(53)
Interest rate derivatives	—	—	—	1
Total debt, net	8,916	9,458	8,168	7,722
Less current maturities of long-term debt, net(f)	(385)	(385)	(381)	(381)
Total long-term debt, net	$8,531	$9,073	$7,787	$7,341
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(a)In December 2019, we entered into a purchase and sale agreement to acquire $101 million principal amount of our 6.625% Senior Notes due 2020, 4.875% Senior Notes due 2022 and 5.75% Senior Notes due 2023. During the first quarter of 2020, we repurchased the senior notes.
(b)On February 1, 2019, we acquired the debt of WildHorse which consisted of 6.875% Senior Notes due 2025 and a revolving credit facility and in December 2019 we extinguished the debt with proceeds from a term loan issuance. See further discussion below.
(c)We are required to account for the liability and equity components of our convertible debt instruments separately and to reflect interest expense through the first demand repurchase date, as applicable, at the interest rate of similar nonconvertible debt at the time of issuance. The applicable rates for our 5.5% Convertible Senior Notes due 2026 and our 2.25% Contingent Convertible Senior Notes due 2038 are 11.5% and 8.0%, respectively.
(d)The conversion and redemption provisions of our convertible senior notes are as follows:
Optional Conversion by Holders. Prior to maturity under certain circumstances and at the holder’s option, the notes are convertible. The notes may be converted into cash, our common stock, or a combination of cash and common stock, at our election. One triggering circumstance is when the price of our common stock exceeds a threshold amount during a specified period in a fiscal quarter. Convertibility based on common stock price is measured quarterly. During the fourth quarter of 2019, the price of our common stock was below the threshold level and, as a result, the holders do not have the option to convert their notes in the first quarter of 2020 under this provision. The notes are also convertible, at the holder’s option, during specified five-day periods if the trading price of the notes is below certain levels determined by reference to the trading price of our common stock. The notes were not convertible under this provision during the year ended December 31, 2019. Upon conversion of a convertible senior note, the holder will receive cash, common stock or a combination of cash and common stock, at our election, according to the conversion rate specified in the indenture.
The common stock price conversion threshold amount for the convertible senior notes is 130% of the conversion price of $8.568.
Optional Redemption by the Company. We may redeem the convertible senior notes for cash on or after September 15, 2019, if the price of our common stock exceeds 130% of the conversion price during a specified period at a redemption price of 100% of the principal amount of the notes.
Holders’ Demand Repurchase Rights. The holders of our convertible senior notes may require us to repurchase, in cash, all or a portion of their notes at 100% of the principal amount of the notes upon certain defined fundamental changes.
(e)    The carrying amounts as of December 31, 2019 and 2018, are reflected net of discounts of $299 million and $384 million, respectively, associated with the equity component of our convertible senior notes. This amount is being amortized based on the effective yield method through the first demand repurchase date as applicable.
(f)    As of December 31, 2019, net current maturities of long-term debt includes our 6.625% Senior Notes due August 2020 and our 6.875% Senior Notes due November 2020. As of December 31, 2018, net current maturities of long-term debt includes our Floating Rate Senior Notes due April 2019 and our 2.25% Contingent Convertible Senior Notes due 2038.

Schedule of debt maturities	Debt maturities for the next five years and thereafter are as follows:

Principal Amount of Debt Securities
($ in millions)
2020	$385
2021	294
2022	289
2023	1,764
2024	2,124
Thereafter	4,060
Total	$8,916

Schedule of private exchange offer for outstanding senior unsecured notes	We issued at par approximately $919 million of 8.00% Senior Notes due 2026 (“2026 notes”) pursuant to a private exchange offer for the following outstanding senior unsecured notes:

Notes Exchanged
($ in millions)
6.625% senior notes due 2020	$229
6.875% senior notes due 2020	134
6.125% senior notes due 2021	381
5.375% senior notes due 2021	140
Total	$884

Schedule of fair value of debt	Fair value is compared to the carrying value, excluding the impact of interest rate derivatives, in the table below:

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		($ in millions)
Short-term debt (Level 1)	$385	$360	$381	$379
Long-term debt (Level 1)	$753	$622	$3,495	$3,173
Long-term debt (Level 2)	$8,320	$6,085	$3,846	$3,644